Schedule I - Condensed Financial Information (Parent Company) (Schedule I - Notes to Condensed Financial Statements) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Oct. 02, 2016
Condensed Financial Statements, Captions [Line Items]
Amount of restricted net assets		$ 3,900
Cash and cash equivalents	$ 843	1,487
Restricted cash	95	59
Successor
Condensed Financial Statements, Captions [Line Items]
Special dividend	(992)	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	1,588	2,046	$ 1,594
Successor | Vistra Operations Company LLC [Member] | Vistra Energy Corp. [Member]
Condensed Financial Statements, Captions [Line Items]
Maximum allowable distribution to parent company by consolidated subsidiary without consent		1,000
Cash dividends paid to parent company by consolidated subsidiaries		1,100
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	26	1,124
Restricted cash	90	59
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	116	1,183
Parent Company [Member] | Successor
Condensed Financial Statements, Captions [Line Items]
Special dividend	(992)	0
Dividend received from subsidiaries	997	1,506
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	116	1,183	$ 146
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Condensed Financial Statements, Captions [Line Items]
Increase (Decrease) in Restricted Cash	48	186
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Parent Company [Member] | Successor
Condensed Financial Statements, Captions [Line Items]
Increase (Decrease) in Restricted Cash	$ 36	$ 32